INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Future Amortization Expense
2024	$ 84,507
2025	84,507
2026	84,507
2027	84,119
2028	83,842
Thereafter	3,002,100
Intangible assets, net	$ 3,423,582	$ 1,726,928